SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS DEFICIT
Period-end HKD:US$ exchange rate	$ 0.12843	$ 0.12903	$ 0.12899	$ 0.12842
Average HKD:US$ exchange rate	0.12876	0.12891	0.12894	0.12764
Year-end SGD:US$ exchange rate	0.73550	0	0.75645	0
Average SGD:US$ exchange rate	$ 0.74687	$ 0	$ 0.74365	$ 0